Share based compensation - Stock appreciation rights - Non-vested awards (Details) - Stock appreciation rights	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 1,262,129
2021	373,333
2022	62,222
Total	$ 1,697,684